Stock options and other stock-based plans: (Details 4) (CAD) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Stock options
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)		47.79%
Risk free interest rate (as a percent)		0.38%
Aggregate intrinsic value of stock options
Outstanding (in Canadian dollars)	8,138	4,219
Exercisable (in Canadian dollars)	7,851	4,137
Exercised (in Canadian dollars)	5,849	2,398
Share units
Stock options and other stock-based plans
Awards subject to market and service conditions (in shares)		66,428
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)		55.95%
Risk free interest rate (as a percent)		0.93%
Vested (in shares)	127,009	322,912	548,733
Aggregate intrinsic value of share units
Outstanding (in Canadian dollars)	42,234	28,823
Exercisable (in Canadian dollars)	9,352	6,912
Exercised (in Canadian dollars)	7,688	15,135
Share units | Units granted after January 1, 2012
Weighted average assumptions
Period for which absolute stock prices to be considered for determining payout factors		2 years
Portion of awards vesting (as a percent)		50.00%
Vesting period for portion one of the awards		2 years
Vesting period for portion two of the awards		3 years
Share units | Units granted prior to January 1, 2012
Weighted average assumptions
Period for which absolute stock prices to be considered for determining payout factors		2 years
Period for which stock price relative to Synthetic Clean Tech index of comparative companies to be considered for determining payout factors		P2Y
Portion of awards vesting (as a percent)		50.00%
Vesting period for portion one of the awards		2 years
Vesting period for portion two of the awards		3 years
PSUs | Units granted prior to January 1, 2012
Weighted average assumptions
Vested (in shares)		83,218
Payout factor (as a percent)		200.00%